Related Party Transactions - Related Party-Note Payable (Details) - Related Party-Note Payable - Related Party Debt Transaction - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2014
Due to Related Party
Related party notes payable converted into equity	$ 62.4
Interest expense		$ 0.3